Note 24 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
(US dollars in thousands)	201 9	2018	2017
Profit/(loss) for the year	(11,223)	(27,879)	5,581

Weighted average number of shares in issue (‘000s)	13,557	13,557	7,624

Basic earnings/(loss) per share (dollars)	(0.83)	(2.06)	0.73
Diluted earnings/(loss) per share (dollars)	(0.83)	(2.06)	0.73